Financial instruments - Investments held at fair value, Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments held at fair value | Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Gain/(loss) on investments held at fair value	$ 41,297	$ 48,867	$ 12,966